ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES
12.	ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2021	2022
	RMB	RMB
Accrued payroll and welfare	95,816	76,468
Freight payable	68,197	29,533
Deposit from suppliers	27,483	36,909
Installation fee payables	18,957	6,609
Product warranty	28,796	28,292
Marketing and promotion expenses	25,709	47,124
Payment for purchase of property	17,647	16,075
Other tax payable	9,954	3,474
Professional fee payables	5,143	4,265
Refund liabilities	6,320	2,656
Other current liabilities	69,254	65,685
Total	373,276	317,090
Less: non-current portion	(7,558)	(8,245)
Accrued expenses and other liabilities-current portion	365,718	308,845

Product warranty activities were as follows:

Product Warranty
RMB
Balance at December 31, 2020	22,420
Provided during the year	76,845
Utilized during the year	(70,469)
Balance at December 31, 2021	28,796
Provided during the year	51,161
Utilized during the year	(51,665)
Balance at December 31, 2022	28,292